Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions and Dispositions

3. Acquisitions and Dispositions

Restaurant.com, Inc. Transaction

On March 1, 2020, the Company completed an asset purchase agreement with Restaurant.com, Inc., an unrelated Delaware corporation, which was an entity engaged in the business of online marketing for participating restaurants throughout the United States. The Company acquired certain tangible and intangible assets of Restaurant.com, Inc. and agreed to pay $439,724 in cash within 90 days of the date of the asset purchase agreement. The Company also issued an unsecured three-year promissory note for $1,500,000 bearing interest at 6% per annum, convertible at the option of the Company into common shares at a price to be determined on the date of conversion, and issued 363,889 shares of the Company’s common stock valued at $1.33 per share, reflecting an aggregate fair value of $483,972. The total purchase consideration was $2,423,696. The transaction has been accounted for as the purchase of a business.

The Company accounted for the transaction as a business combination using the purchase method of accounting, which requires recognition and measurement of all identifiable assets acquired and liabilities assumed at their fair value as of the date control is obtained. The Company determined the fair value of assets acquired and liabilities assumed based upon its best estimates of the acquisition-date fair value of assets acquired and liabilities assumed in the acquisition. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The key factors that contributed to the recognition of goodwill from Restaurant.com, Inc. transaction consisted of the opportunity to consolidate and complement existing content operations, trained workforce, proprietary software and operating platform, and the opportunity to generate future synergies with the Company’s existing business. Goodwill is not being amortized but will be tested annually for impairment at fiscal year-end.

The allocation of the purchase price was completed on December 31, 2020 through the assistance of a valuation specialist. The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Fair Value

Consideration paid:
Cash obligation	$439,724
Note payable	1,500,000
Common stock (363,889 shares of common stock valued at $1.33 per share)	483,972
Total consideration paid	$2,423,696

Purchase price allocation
Acquired assets	$509,666
Goodwill	334,000
Intangible assets	1,580,030
Total purchase price	$2,423,696

The Company estimated that the recorded intangible assets, excluding brand name (which is considered an indefinite life asset), totaled $1,440,000, and have a two-year estimated life and are subject to amortization.

The following table summarizes the intangible assets acquired, as of December 31, 2020, all of which were fully amortized and/or written-off as impaired as of December 31, 2021.

	Assigned Life	December 31, 2020

Customer relationships	24 months	$590,000
Restaurant relationships	24 months	470,000
Developed technology	24 months	380,000
Brand name	Indefinite	140,030
		1,580,030
Accumulated amortization		(720,000)
Intangible assets, net		$860,030

During the years ended December 31, 2021 and 2020, the Company recorded amortization expense of $624,000 and $720,000, respectively. There is no amortization to be recorded in future periods.

As of December 31, 2021, management determined there was an of impairment of its intangible assets and charged its operations $570,030 for the write off of intangible assets.

The following unaudited information for the year ended December 31, 2020 reflects the Company’s pro forma consolidated results of operations after giving effect to the Restaurant.com, Inc. transaction on March 1, 2020, as if it had occurred on January 1, 2020, based on the historical financial statements of the Company and Restaurant.com, Inc.:

Revenues	$4,081,000
Net loss	$(3,328,000)
Net loss per share - basic and diluted	$(0.53)
Weighted average common shares outstanding – basic and diluted	6,243,695

Acquisition and Disposition of SkyAuctions Inc.

On November 12, 2018, the Company entered into a merger transaction with SkyAuctions Inc. (“SkyAuctions”) pursuant to which all of the shareholders of SkyAuctions exchanged their shares of common stock of SkyAuctions for 1,102,422 shares of the Company’s common stock and a three-year secured promissory note for $2,500,000 with interest at 3% per annum.

Based upon the operations of SkyAuctions, as well as a number of factors, including the condition of the industry in which it operates, management concluded that it was not possible to determine reasonable and objectively supportable projections and estimates to complete and finalize the purchase price allocation associated with the SkyAuctions acquisition. Additionally, management concluded that as of December 31, 2019, it was no longer possible to determine a reasonable and objectively supportable fair value for the goodwill and identifiable intangible assets associated with the SkyAuctions acquisition.

On July 1, 2020, the Company relinquished control of SkyAuctions to Michael Hering and entered into a Consent and Agreement to Stock Sale Agreement and Mutual Release Agreement, a Sales Marketing Agreement and a Consulting Agreement with each of Michael Hering and Salvatore Esposito, the founders of SkyAuctions Inc. Under the terms of the Stock Sale Agreement, (i) the Company sold the 1,000 issued and outstanding shares of common stock of SkyAuctions, which the Company owned, to Sky Auction Acquisition, LLC., a company controlled by Michael Hering, (ii) converted the past due principal amount of the promissory note issued to SkyAuctions in connection with its acquisition on November 12, 2018 of $2,500,000, net of the unamortized debt discount of $232,540, into 333,333 shares of the Company’s common stock with a fair value of $333,333 (including 273,343 common shares issuable at December 31, 2021 and 2020) at a price of $1.00 per share; and (iii) the accrued and unpaid interest totaling $179,483 under the $2,500,000 promissory note was forgiven. The aforementioned transactions resulted in the settlement of the outstanding debt aggregating $2,446,943. In addition, under the terms of the Stock Sale Agreement, the Merger Agreement and Guaranty and Security Agreement were cancelled, Michael Hering relinquished his observation rights to attend meetings of the Company’s Board of Directors and Mr. Hering and Mr. Esposito resigned as officers of the Company.

During the year ended December 31, 2020, SkyAuctions had a nominal operating loss. On July 1, 2020, as a result of the disposition of the SkyAuctions, the Company recorded a gain of $2,895,283 to account for the gain on extinguishment of the promissory note payable and accrued interest of $2,446,943, extinguishment of the liabilities of $1,046,845, reduced by disposal of assets of $265,172, and the issuance of 333,333 shares of common stock with a fair value of $333,333.